Convertible Preferred Stock and Stockholders' Deficit - Summary of Company's warrant activity (Details)10-Q - $ / shares	Jun. 30, 2026	May 07, 2026	Apr. 30, 2026
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	9,244,582
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 3.89	$ 10
SAFE Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	2,000,841
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 9.9963	10
PIPE Common Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	6,426,733
Consultant Warrants [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Outstanding	817,008
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.23	$ 1.23	$ 9.32